UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Aristotle Capital Management, LLC
Address:  11100 Santa Monica Blvd
          Suite 1700
          Los Angeles, CA 90025

Form 13F File Number:  028-02634

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michelle M. Gosom
Title:    Chief Compliance Officer
Phone:    310-478-4005

Signature, Place, and Date of Signing:

     /s/ Michelle M. Gosom           Los Angeles, CA             May 13, 2013
     ---------------------           ---------------             ------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          122
                                         -----------

Form 13F Information Table Value Total:  $ 3,161,786
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

          COLUMN 1               COLUMN 2    COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7          COLUMN 8
----------------------------- -------------- --------- ---------- ------------------- ---------- -------- --------------------------
                                                                                                               VOTING AUTHORITY
                                 TITLE OF                VALUE     SHRS OR   SH/ PUT/ INVESTMENT  OTHER   --------------------------
       NAME OF ISSUER             CLASS        CUSIP    (x$1000)   PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED   NONE
----------------------------- -------------- --------- ---------- ---------- --- ---- ---------- -------- --------- ------ ---------
BANCO SANTANDER SA            ADR            05964H105     39,377  5,782,253 SH       Sole                3,482,327        2,299,926
BARCLAYS PLC                  ADR            06738E204      2,665    150,040 SH       Sole                   91,895           58,145
BP PLC                        SPONSORED ADR  055622104        700     16,518 SH       Sole                   11,518            5,000
CHUNGHWA TELECOM CO LTD       SPON ADR NEW11 17133Q502      1,094     35,188 SH       Sole                   22,265           12,923
DIAGEO P L C                  SPON ADR NEW   25243Q205     67,412    535,698 SH       Sole                  316,781          218,917
ENERSIS S A                   SPONSORED ADR  29274F104      1,001     52,040 SH       Sole                   27,240           24,800
ERICSSON                      ADR B SEK 10   294821608      2,992    237,463 SH       Sole                  144,927           92,536
GLAXOSMITHKLINE PLC           SPONSORED ADR  37733W105        256      5,462 SH       Sole                    5,462                0
HSBC HLDGS PLC                SPON ADR NEW   404280406      2,082     39,024 SH       Sole                   22,597           16,427
MITSUBISHI UFJ FINL GROUP IN  SPONSORED ADR  606822104     49,474  8,245,613 SH       Sole                5,014,020        3,231,593
NIDEC CORP                    SPONSORED ADR  654090109        277     18,536 SH       Sole                   18,216              320
NOVARTIS A G                  SPONSORED ADR  66987V109      1,879     26,373 SH       Sole                   16,170           10,203
ORIX CORP                     SPONSORED ADR  686330101      1,298     20,531 SH       Sole                   18,732            1,799
TEVA PHARMACEUTICAL INDS LTD  ADR            881624209      1,562     39,373 SH       Sole                   24,260           15,113
TOTAL S A                     SPONSORED ADR  89151E109      1,788     37,274 SH       Sole                   21,276           15,998
TOYOTA MOTOR CORP             SP ADR REP2COM 892331307      2,440     23,651 SH       Sole                   14,598            9,053
UNILEVER N V                  N Y SHS NEW    904784709     68,857  1,679,436 SH       Sole                1,039,483          639,953
VODAFONE GROUP PLC NEW        SPONS ADR NEW  92857W209     42,717  1,504,117 SH       Sole                  946,354          557,763
3M CO                         COM            88579Y101      1,924     18,100 SH       Sole                   11,150            6,950
ABBOTT LABS                   COM            002824100      4,064    115,069 SH       Sole                   81,219           33,850
ABBVIE INC                    COM            00287Y109     62,485  1,532,244 SH       Sole                  825,748          706,496
ACCENTURE PLC IRELAND         SHS CLASS A    G1151C101      1,971     25,939 SH       Sole                   16,242            9,697
AES CORP                      COM            00130H105     61,825  4,918,476 SH       Sole                2,545,078        2,373,398
AMERICAN EXPRESS CO           COM            025816109      1,947     28,855 SH       Sole                   27,855            1,000
APPLE INC                     COM            037833100        629      1,422 SH       Sole                      722              700
AT&T INC                      COM            00206R102        226      6,155 SH       Sole                        0            6,155
AUTOLIV INC                   COM            052800109      2,542     36,765 SH       Sole                   22,871           13,894
BANK OF AMERICA CORPORATION   COM            060505104     72,646  5,964,331 SH       Sole                3,098,341        2,865,990
BAXTER INTL INC               COM            071813109     70,922    976,345 SH       Sole                  514,770          461,575
BEAM INC                      COM            073730103      1,668     26,250 SH       Sole                   11,350           14,900
BERKSHIRE HATHAWAY INC DEL    CL A           084670108      3,438         22 SH       Sole                       19                3
BERKSHIRE HATHAWAY INC DEL    CL B NEW       084670702        865      8,300 SH       Sole                    6,500            1,800
BROOKFIELD ASSET MGMT INC     CL A LTD VT SH 112585104      1,925     52,751 SH       Sole                   32,274           20,477
BUNGE LIMITED                 COM            G16962105     59,915    811,529 SH       Sole                  422,927          388,602
CARBO CERAMICS INC            COM            140781105        665      7,300 SH       Sole                    4,000            3,300
CATERPILLAR INC DEL           COM            149123101        244      2,800 SH       Sole                    2,800                0
CENTURYLINK INC               COM            156700106      7,329    208,620 SH       Sole                    3,920          204,700
CHEVRON CORP NEW              COM            166764100        727      6,116 SH       Sole                    1,816            4,300
CHURCH & DWIGHT INC           COM            171340102      2,029     31,400 SH       Sole                   23,200            8,200
CINTAS CORP                   COM            172908105      1,415     32,075 SH       Sole                   18,975           13,100
COCA COLA CO                  COM            191216100      1,213     30,000 SH       Sole                   30,000                0
COLGATE PALMOLIVE CO          COM            194162103      2,158     18,281 SH       Sole                   13,381            4,900
CONAGRA FOODS INC             COM            205887102        609     17,000 SH       Sole                    2,600           14,400
COSTCO WHSL CORP NEW          COM            22160K105        345      3,255 SH       Sole                      500            2,755
COVIDIEN PLC                  SHS            G2554F113     76,274  1,124,322 SH       Sole                  597,244          527,078
DEERE & CO                    COM            244199105     59,904    696,717 SH       Sole                  357,510          339,207
DIRECTV                       COM            25490A309        822     14,524 SH       Sole                   13,290            1,234
DONALDSON INC                 COM            257651109        615     17,000 SH       Sole                    7,000           10,000
DOVER CORP                    COM            260003108      1,195     16,400 SH       Sole                    6,950            9,450
DOW CHEM CO                   COM            260543103     60,082  1,887,011 SH       Sole                  955,727          931,284
E M C CORP MASS               COM            268648102     71,248  2,982,345 SH       Sole                1,513,850        1,468,495
EBAY INC                      COM            278642103     97,424  1,796,835 SH       Sole                  932,316          864,519
ECOLAB INC                    COM            278865100     72,631    905,855 SH       Sole                  478,005          427,850
EMERSON ELEC CO               COM            291011104      1,162     20,800 SH       Sole                    2,800           18,000
EQUIFAX INC                   COM            294429105        461      8,000 SH       Sole                        0            8,000
EXXON MOBIL CORP              COM            30231G102      6,441     71,474 SH       Sole                   49,974           21,500
FIRST REP BK SAN FRANCISCO C  COM            33616C100     61,264  1,586,330 SH       Sole                  828,994          757,336
FORTUNE BRANDS HOME & SEC IN  COM            34964c106        742     19,816 SH       Sole                    6,250           13,566
FRANKLIN ELEC INC             COM            353514102      1,517     45,200 SH       Sole                   31,600           13,600
GENERAL DYNAMICS CORP         COM            369550108     62,397    884,935 SH       Sole                  444,750          440,185
GENERAL ELECTRIC CO           COM            369604103     73,529  3,180,322 SH       Sole                1,662,840        1,517,482
GENERAL MLS INC               COM            370334104     66,496  1,348,530 SH       Sole                  701,088          647,442
GRAINGER W W INC              COM            384802104      1,080      4,800 SH       Sole                    4,150              650
HALLIBURTON CO                COM            406216101     73,061  1,807,995 SH       Sole                  941,135          866,860
HERSHEY CO                    COM            427866108     92,261  1,054,047 SH       Sole                  551,787          502,260
HESS CORP                     COM            42809H107     60,536    845,350 SH       Sole                  429,539          415,811
HOME DEPOT INC                COM            437076102     60,446    866,237 SH       Sole                  459,499          406,738
ILLINOIS TOOL WKS INC         COM            452308109      1,167     19,143 SH       Sole                   11,743            7,400
INTERNATIONAL BUSINESS MACHS  COM            459200101     58,074    272,265 SH       Sole                  140,821          131,444
JOHNSON & JOHNSON             COM            478160104      4,719     57,875 SH       Sole                   39,569           18,306
JPMORGAN CHASE & CO           COM            46625H100     77,227  1,627,208 SH       Sole                  835,608          791,600
KIMBERLY CLARK CORP           COM            494368103        938      9,570 SH       Sole                    9,570                0
KRAFT FOODS GROUP INC         COM            50076Q106      4,651     90,262 SH       Sole                    1,930           88,332
LENNAR CORP                   CL A           526057104     93,833  2,262,136 SH       Sole                1,171,780        1,090,356
LOWES COS INC                 COM            548661107     27,929    736,514 SH       Sole                  374,286          362,228
M & T BK CORP                 COM            55261F104     62,055    601,541 SH       Sole                  309,331          292,210
MARTIN MARIETTA MATLS INC     COM            573284106        592      5,801 SH       Sole                    3,001            2,800
MEAD JOHNSON NUTRITION CO     COM            582839106        295      3,808 SH       Sole                    2,720            1,088
MEDTRONIC INC                 COM            585055106     55,972  1,191,910 SH       Sole                  571,650          620,260
MOLEX INC                     CL A           608554200        321     13,300 SH       Sole                   13,300                0
MONDELEZ INTL INC             CL A           609207105     10,320    337,098 SH       Sole                   22,800          314,298
MONSANTO CO NEW               COM            61166W101        528      5,000 SH       Sole                    5,000                0
MORGAN STANLEY                COM NEW        617446448      9,779    444,900 SH       Sole                        0          444,900
NIKE INC                      CL B           654106103        307      5,200 SH       Sole                    5,200                0
NOBLE CORPORATION BAAR        NAMEN -AKT     H5833N103      2,609     68,395 SH       Sole                   41,863           26,532
NORDSTROM INC                 COM            655664100      1,651     29,900 SH       Sole                   29,900                0
ORACLE CORP                   COM            68389X105     65,664  2,031,044 SH       Sole                1,023,866        1,007,178
PENNEY J C INC                COM            708160106     23,726  1,570,234 SH       Sole                  836,517          733,717
PEPSICO INC                   COM            713448108      5,429     68,621 SH       Sole                   42,921           25,700
PFIZER INC                    COM            717081103      4,560    158,004 SH       Sole                   93,354           64,650
PHILIP MORRIS INTL INC        COM            718172109      5,451     58,801 SH       Sole                   37,989           20,812
PHILLIPS 66                   COM            718546104     95,290  1,361,872 SH       Sole                  715,370          646,502
PIONEER NAT RES CO            COM            723787107     52,712    424,239 SH       Sole                  224,905          199,334
PROCTER & GAMBLE CO           COM            742718109        318      4,122 SH       Sole                    3,022            1,100
PROGRESSIVE CORP OHIO         COM            743315103     39,241  1,552,888 SH       Sole                  808,019          744,869
QUESTAR CORP                  COM            748356102     69,932  2,874,323 SH       Sole                1,495,717        1,378,606
ROSETTA RESOURCES INC         COM            777779307        285      6,000 SH       Sole                    6,000                0
ROYAL DUTCH SHELL PLC         SPON ADR B     780259107        443      6,633 SH       Sole                      600            6,033
SCHLUMBERGER LTD              COM            806857108      1,666     22,250 SH       Sole                   10,450           11,800
SCHWAB CHARLES CORP NEW       COM            808513105     48,581  2,746,236 SH       Sole                1,269,919        1,476,317
SIGMA ALDRICH CORP            COM            826552101      3,572     46,000 SH       Sole                   28,300           17,700
SMUCKER J M CO                COM NEW        832696405      2,082     21,000 SH       Sole                   15,100            5,900
SPX CORP                      COM            784635104     60,845    770,584 SH       Sole                  407,640          362,944
SUNTRUST BKS INC              COM            867914103     59,894  2,078,925 SH       Sole                1,054,782        1,024,143
SYSCO CORP                    COM            871829107      2,407     68,425 SH       Sole                   50,327           18,098
TE CONNECTIVITY LTD           REG SHS        H84989104     81,555  1,945,031 SH       Sole                1,002,476          942,555
TEXAS INSTRS INC              COM            882508104     64,271  1,811,480 SH       Sole                  936,924          874,556
TIME WARNER INC               COM NEW        887317303     88,434  1,534,777 SH       Sole                  802,088          732,689
UDR INC                       COM            902653104        823     34,040 SH       Sole                   17,440           16,600
UNITED TECHNOLOGIES CORP      COM            913017109      1,187     12,700 SH       Sole                    9,850            2,850
US BANCORP DEL                COM NEW        902973304        706     20,817 SH       Sole                   19,317            1,500
V F CORP                      COM            918204108      5,178     30,867 SH       Sole                   18,667           12,200
VERISK ANALYTICS INC          CL A           92345y106        805     13,070 SH       Sole                    6,870            6,200
WAL-MART STORES INC           COM            931142103     15,139    202,310 SH       Sole                   10,410          191,900
WALGREEN CO                   COM            931422109     46,826    982,099 SH       Sole                  518,952          463,147
WEATHERFORD INTERNATIONAL LT  REG SHS        H27013103      1,803    148,515 SH       Sole                   91,108           57,407
WESTERN UN CO                 COM            959802109        150     10,000 SH       Sole                        0           10,000
WILLIAMS SONOMA INC           COM            969904101    237,212  4,604,269 SH       Sole                4,601,269            3,000
WILLIS GROUP HOLDINGS PUBLIC  SHS            G96666105      1,568     39,697 SH       Sole                   24,475           15,222
YUM BRANDS INC                COM            988498101        772     10,733 SH       Sole                    4,733            6,000
ZIMMER HLDGS INC              COM            98956P102        338      4,500 SH       Sole                    2,000            2,500
SPDR S&P 500 ETF TR           TR UNIT        78462F103      4,769     30,440 SH       Sole                   26,040            4,400